Balance sheet information	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Balance sheet information
2. Balance sheet information
Cash, cash equivalents and restricted cash
A summary of cash and cash equivalents and restricted cash is as follows:

	July 3, 2021	December 31, 2020
Cash and cash equivalents	$136,065	$86,839
Restricted cash	2,003	—

	$138,068	$86,839

Restricted cash consists of deposits into escrow with a financial institution for the purpose of paying specific indebtedness of a company acquired as part of a business combination (refer to
Note 3. Business combinations and investments
).
Accounts receivable, net
Accounts receivable, net are amounts billed and currently due from customers. The Company records the amounts due net of allowance for credit losses. Collection of the consideration that the Company expects to receive typically occurs within 30 to 90 days of billing. The Company applies the practical expedient for contracts with payment terms of one year or less which does not consider the effects of the time value of money. Occasionally, the Company enters into payment agreements with patients that allow payment terms beyond one year. In those cases, the financing component is not deemed significant to the contract.
Accounts receivable, net of allowances, consisted of the following as of:

	July 3, 2021	December 31, 2020
Accounts receivable	$105,048	$92,273
Less: Allowance for credit losses	(3,019)	(3,990)

	$102,029	$88,283

The Company maintains an allowance for credit losses for estimated losses resulting from the inability of its customers to make required payments. The allowance for credit losses is calculated by region and by customer type, where appropriate considering several factors including age of accounts, collection history, historical account write-offs, current economic conditions, and supportable forecasted economic expectations. Due to the short-term nature of its receivables, the estimate of expected credit losses is based on aging of the account receivable balances. The allowance is adjusted on a specific identification basis for certain accounts as well as pooling of accounts with similar characteristics. An increase in the provision for credit losses may be required when the financial condition of the Company’s customers or its collection experience deteriorates. The Company has a diverse customer base with no single customer representing ten percent of sales or accounts receivable. Historically, the Company’s reserves have been adequate to cover credit losses. The Company’s exposure to credit losses may increase if its customers are adversely affected by changes in health care laws, coverage and reimbursement, economic pressures or uncertainty associated with local or global economic recessions, disruption associated with the
COVID-19
pandemic, or other customer-specific factors. The Company considered the current and expected future economic and market conditions surrounding the
COVID-19
pandemic and determined that the estimate of credit losses was not significantly impacted. Estimates are used to determine the allowance, which are based on an assessment of anticipated payment and all other historical, current and future information that is reasonably available.

Changes in credit losses were as
follows
:

	Three Months Ended		Six Months Ended
	July 3, 2021	June 27, 2020	July 3, 2021	June 27, 2020
Beginning balance	$(3,811)	$(4,684)	$(3,990)	$(4,146)
Recovery (provision)	550	(619)	359	(1,162)
Write-offs	278	167	684	252
Recoveries	(36)	(113)	(72)	(193)

Ending balance	$(3,019)	$(5,249)	$(3,019)	$(5,249)

Inventory
Inventory consisted of the following as of:

	July 3, 2021	December 31, 2020
Raw materials and supplies	$4,202	$3,665
Finished goods	31,538	26,323

Gross	35,740	29,988
Excess and obsolete reserves	(1,720)	(868)

	$34,020	$29,120

Accrued liabilities
Accrued liabilities consisted of the following as of:

	July 3, 2021	December 31, 2020
Gross-to-net deductions	$63,980	$43,656
Bonus and commission	12,493	15,188
Compensation and benefits	7,932	5,875
Income and other taxes	2,385	2,434
Other liabilities	18,456	21,034

	$105,246	$88,187

The Company completed a restructuring plan during the fourth quarter of 2020 and the remaining $247 accrued liabilities were paid during the six months ended July 3, 2021.

Bio Ventus LLC [Member]
Balance sheet information
3. Balance sheet information
Accounts receivable, net
Accounts receivable, net of allowances, consisted of the following as of December 31:

	2020	2019
Accounts receivable	$92,273	$89,274
Less: Allowance for credit losses	(3,990)	(4,146)

	$88,283	$85,128

The Company maintains an allowance for credit losses for estimated losses resulting from the inability of its customers to make required payments. The allowance for credit losses is calculated by region and by customer type, where appropriate considering several factors including age of accounts, collection history, historical account write-offs, current economic conditions, and supportable forecasted economic expectations. Due to the short-term nature of its receivables, the estimate of expected credit losses is based on aging of the account receivable balances. The allowance is adjusted on a specific identification basis for certain accounts as well as pooling of accounts with similar characteristics. An increase in the provision for credit losses may be required when the financial condition of the Company’s customers or its collection experience deteriorates. The Company has a diverse customer base with no single customer representing ten percent of sales or accounts receivable. Historically, the Company’s reserves have been adequate to cover credit losses. The Company’s exposure to credit losses may increase if its customers are adversely affected by changes in health care laws, coverage and reimbursement, economic pressures or uncertainty associated with local or global economic recessions, disruption associated with the COVID-19 pandemic, or other customer-specific factors. The Company considered the current and expected future economic and market conditions surrounding the COVID-19 pandemic and determined that the estimate of credit losses was not significantly impacted. Estimates are used to determine the allowance, which are based on an assessment of anticipated payment and all other historical, current and future information that is reasonably available.
Changes in credit losses were as follows for the years ended December 31:

	2020	2019
Beginning balance	$(4,146)	$(4,497)
Provision for credit losses	(1,215)	(2,242)
Write-offs	1,787	2,949
Recoveries	(416)	(356)

Ending balance	$(3,990)	$(4,146)

Inventory
Inventory consisted of the following as of December 31:

	2020	2019
Raw materials and supplies	$3,665	$3,349
Finished goods	26,323	24,509

Gross	29,988	27,858
Excess and obsolete reserves	(868)	(532)

	$29,120	$27,326

Changes in excess and obsolete reserves for inventory were as follows for the years ended December 31:

	2020	2019
Balance, beginning of period	$(532)	$(570)
Provision for losses	(904)	(870)
Write-offs	568	908

	$(868)	$(532)

Property and equipment, net
Property and equipment consisted of the following as of December 31:

	2020	2019
Computer equipment and software	$20,547	$16,854
Leasehold improvements	3,126	2,918
Furniture and fixtures	1,474	1,451
Machinery and equipment	1,234	1,138
Assets not yet placed in service	819	370

	27,200	22,731
Less accumulated depreciation	(20,321)	(18,242)

	$6,879	$4,489

Depreciation expense was $2,106, $2,579 and $3,439 for the years ended December 31, 2020, 2019 and 2018, respectively.
Goodwill and intangible assets, net
There were no changes to goodwill during the years ended December 31, 2020 and 2019. Following is a summary of goodwill by reportable segment:

	U.S.	International	Consolidated
Balance at December 31, 2020 and 2019	$41,040	$8,760	$49,800

Intangible assets consisted of the following as of December 31:

	2020	2019
Intellectual property	$263,422	$263,422
Distribution rights	60,700	59,700
Customer relationships	57,700	57,700
IPR&D	1,445	11,095
Developed technology and other	13,999	4,649

Total carrying amount	397,266	396,566

Less accumulated amortization:
Intellectual property	(117,281)	(100,982)
Distribution rights	(34,461)	(28,716)
Customer relationships	(51,247)	(46,407)
Developed technology and other	(3,786)	(3,404)

Total accumulated amortization	(206,775)	(179,509)

Intangible assets, net before currency translation	190,491	217,057
Currency translation	1,159	(547)

	$191,650	$216,510

The Company filed a 510(k) in 2019 and began commercializing a next-generation surgical product in the third quarter of 2020. As a result, $9,650 of IPR&D was reclassified to developed technology and will be amortized over 10 years. On December 22, 2020, the Company entered into an amended and restated distribution agreement with the sole supplier of the Company’s five injection OA product. This agreement provided non-exclusive U.S. market distribution rights until December 31, 2028. The amended and restated distribution agreement created a $1,000 distribution right that will be amortized over 8 years, which was capitalized as an intangible asset and included in accrued
liabilities on the consolidated balance sheets as of December 31, 2020.
Amortization expense related to intangible assets was $27,565, $26,252 and $26,622 for the years ended December 31, 2020, 2019 and 2018 of which $7,455, $6,416 and $7,766 are included in ending inventory at December 31, 2020, 2019 and 2018, respectively. Estimated amortization expense for the years ended December 31, 2021 through 2025 is expected to be $28,262, $23,910, $22,297, $22,297 and $21,259, respectively.
Accrued liabilities
Accrued liabilities consisted of the following at December 31:

	2020	2019
Gross-to-net deductions	$43,656	$14,622
Bonus and commission	15,188	14,200
Reserve for estimated overpayments from third-party payers	2,790	6,801
Compensation and benefits	5,875	3,231
Income and other taxes	2,434	2,555
Other liabilities	18,244	11,418

	$88,187	$52,827